Managers AMG Funds - Essex Small/Micro Cap Growth Fund (Prospectus Summary) | Managers AMG Funds - Essex Small/Micro Cap Growth Fund
Essex Small/Micro Cap Growth Fund
INVESTMENT OBJECTIVE
The Essex Small/Micro Cap Growth Fund's (the "Fund") investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers AMG Funds - Essex Small/Micro Cap Growth Fund Investor Class
Management Fee		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.20%
Total Annual Fund Operating Expenses	[1]	1.45%
[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through October 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.49% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund's contractual expense limitation. The contractual expense limitation can only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2014.
Although your actual costs may be higher or lower, based on the above assumptions, your cost would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Managers AMG Funds - Essex Small/Micro Cap Growth Fund Investor Class	148	459	792	1,735

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of small-capitalization U.S. companies.

Essex Investment Management Company, LLC ("Essex") generally considers a company to be a "small-capitalization" company if, at the time of purchase, its market capitalization is less than or equal to the market capitalization of the largest company included within the Russell 2000 ® Growth Index. As of the latest reconstitution of the Index on May 31, 2012, the market capitalization of the largest company included in the Russell 2000® Growth Index was approximately
$2.6 billion. This figure may fluctuate as market conditions change and during periods of increased market volatility. The Fund's investments include U.S.
micro-cap companies, which, at the time of purchase, have capitalizations that place them among the smallest 5% of companies listed on U.S. exchanges or in over the counter (OTC) markets. The Fund currently invests a significant portion of its assets in companies in the technology and health care sectors. In addition, the Fund may also invest in foreign securities, primarily in the form of American Depositary Receipts ("ADRs") and emerging market securities.

Essex serves as subadvisor to the Fund and applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, Essex:

•   Selects companies that demonstrate accelerating growth in earnings and revenues that Essex believes are undervalued given their financial strength.

•   Invests in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics.

•   Reviews and evaluates each company's financial statements, sales and expense trends, earnings estimates, market position, and industry outlook.

•   Values a company against its history, industry, and the market to identify a relatively undervalued stock as compared to its potential growth.

•   Sells all or part of the Fund's holdings in a particular stock if the valuation is no longer attractive compared with expectations of the Fund's long-term growth.

While Essex is committed to a small-cap and micro-cap focus for the overall portfolio, Essex may decide to keep a company's stock if it has appreciated beyond the market capitalization of the largest company included in the Russell
2000® Growth Index, as described above.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Emerging Markets Risk -investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk -securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk -growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Market Risk -market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk -changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Sector Risk -companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology, industrials, and health care sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Companies in the health care sector may be affected by government regulation, government approval of products and services, technological obsolescence, patent expirations, product liability or other litigation, and changes in governmental and private payment systems.

Small- and Micro-Capitalization Stock Risk -the stocks of small- and micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. The performance information for the Fund's Investor Class shares
(formerly Class A shares of the Fund, which were renamed Investor Class shares as of the date of this Prospectus) for periods prior to November 30, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect from March 1, 2006 until November 30, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www. managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart and table includes performance of the Fund's predecessor, a 401(k) plan trust (the "Predecessor Account"), for periods prior to the Fund's inception on June 25, 2002. The Predecessor Account was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed on registered mutual funds.
If the Predecessor Account had been registered, its performance may have been adversely affected. The Predecessor Account was also subject to different fees and expenses than the Fund.
Calendar Year Total Returns as of 12/31/11 (Investor Class)

Best Quarter: 27.07% (2nd Quarter 2003) Worst Quarter: -29.43% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Managers AMG Funds - Essex Small/Micro Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	10.78%	(1.69%)	5.57%
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	15.90%	(2.87%)	4.71%
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	10.34%	(2.39%)	4.25%
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%	2.17%	Mar. 01, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.